Acquisitions & Divestitures - Purchase Price Allocation (Details) - USD ($) $ in Millions			12 Months Ended
	Feb. 27, 2025	Jul. 01, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Acquisitions
Goodwill			$ 67,717	$ 60,706	$ 60,178
2025 Acquisitions | Client relationships | Minimum
Acquisitions
Weighted average useful life			5 years
2025 Acquisitions | Client relationships | Maximum
Acquisitions
Weighted average useful life			13 years
2025 Acquisitions | Completed technology | Minimum
Acquisitions
Weighted average useful life			5 years
2025 Acquisitions | Completed technology | Maximum
Acquisitions
Weighted average useful life			7 years
2025 Acquisitions | Trademarks | Minimum
Acquisitions
Weighted average useful life			1 year
2025 Acquisitions | Trademarks | Maximum
Acquisitions
Weighted average useful life			7 years
HashiCorp, Inc. (HashiCorp)
Acquisitions
Current assets			$ 1,451
Property, plant and equipment/noncurrent assets			457
Goodwill			4,684
Total assets acquired			8,427
Current liabilities			478
Noncurrent liabilities			516
Total liabilities assumed			993
Total purchase price			7,433
Weighted average useful life	9 years 9 months 18 days
Cash and cash equivalents	$ 929
Short-term marketable securities	$ 331
HashiCorp, Inc. (HashiCorp) | Client relationships
Acquisitions
Intangible assets			980
HashiCorp, Inc. (HashiCorp) | Completed technology
Acquisitions
Intangible assets			770
HashiCorp, Inc. (HashiCorp) | Trademarks
Acquisitions
Intangible assets			85
Other Acquisitions 2025
Acquisitions
Current assets			227
Property, plant and equipment/noncurrent assets			109
Goodwill			1,254
Total assets acquired			2,246
Current liabilities			246
Noncurrent liabilities			87
Total liabilities assumed			333
Total purchase price			$ 1,912
Weighted average useful life			6 years 7 months 6 days
Other Acquisitions 2025 | Client relationships
Acquisitions
Intangible assets			$ 410
Other Acquisitions 2025 | Completed technology
Acquisitions
Intangible assets			237
Other Acquisitions 2025 | Trademarks
Acquisitions
Intangible assets			$ 9
2024 Acquisitions | Client relationships | Minimum
Acquisitions
Weighted average useful life			1 year
2024 Acquisitions | Client relationships | Maximum
Acquisitions
Weighted average useful life			7 years
2024 Acquisitions | Completed technology | Minimum
Acquisitions
Weighted average useful life			5 years
2024 Acquisitions | Completed technology | Maximum
Acquisitions
Weighted average useful life			7 years
2024 Acquisitions | Trademarks | Minimum
Acquisitions
Weighted average useful life			1 year
2024 Acquisitions | Trademarks | Maximum
Acquisitions
Weighted average useful life			7 years
StreamSets and webMethods
Acquisitions
Current assets			$ 362
Property, plant and equipment/noncurrent assets			19
Goodwill			1,074
Total assets acquired			2,730
Current liabilities			201
Noncurrent liabilities			254
Total liabilities assumed			455
Total purchase price			2,275
Weighted average useful life		7 years
StreamSets and webMethods | Client relationships
Acquisitions
Intangible assets			680
StreamSets and webMethods | Completed technology
Acquisitions
Intangible assets			550
StreamSets and webMethods | Trademarks
Acquisitions
Intangible assets			45
Other Acquisitions 2024
Acquisitions
Current assets			121
Property, plant and equipment/noncurrent assets			31
Goodwill			894
Total assets acquired			1,401
Current liabilities			68
Noncurrent liabilities			78
Total liabilities assumed			145
Total purchase price			1,255
Weighted average useful life				6 years 8 months 12 days
Other Acquisitions 2024 | Client relationships
Acquisitions
Intangible assets			167
Other Acquisitions 2024 | Completed technology
Acquisitions
Intangible assets			181
Other Acquisitions 2024 | Trademarks
Acquisitions
Intangible assets			$ 6
2023 Acquisitions | Client relationships | Minimum
Acquisitions
Weighted average useful life				6 years
2023 Acquisitions | Client relationships | Maximum
Acquisitions
Weighted average useful life				10 years
2023 Acquisitions | Completed technology | Minimum
Acquisitions
Weighted average useful life				5 years
2023 Acquisitions | Completed technology | Maximum
Acquisitions
Weighted average useful life				7 years
2023 Acquisitions | Trademarks | Minimum
Acquisitions
Weighted average useful life				1 year
2023 Acquisitions | Trademarks | Maximum
Acquisitions
Weighted average useful life				5 years
Apptio, Inc.
Acquisitions
Current assets				$ 145
Property, plant and equipment/noncurrent assets				23
Goodwill				3,501
Total assets acquired				5,005
Current liabilities				250
Noncurrent liabilities				143
Total liabilities assumed				393
Total purchase price				$ 4,612
Weighted average useful life				8 years 8 months 12 days
Apptio, Inc. | Client relationships
Acquisitions
Intangible assets				$ 770
Apptio, Inc. | Completed technology
Acquisitions
Intangible assets				530
Apptio, Inc. | Trademarks
Acquisitions
Intangible assets				35
Other Acquisitions 2023
Acquisitions
Current assets				83
Property, plant and equipment/noncurrent assets				20
Goodwill				382
Total assets acquired				639
Current liabilities				44
Noncurrent liabilities				10
Total liabilities assumed				54
Total purchase price				585
Weighted average useful life					6 years 7 months 6 days
Other Acquisitions 2023 | Client relationships
Acquisitions
Intangible assets				44
Other Acquisitions 2023 | Completed technology
Acquisitions
Intangible assets				108
Other Acquisitions 2023 | Trademarks
Acquisitions
Intangible assets				$ 2